Borrowings (Tables)	6 Months Ended
Jun. 30, 2015
Borrowings
Schedule of aggregate future required principal payments based on terms of loan

(in thousands)
2015	$2,550
2016	5,100
2017	5,100
2018 and thereafter	489,600
Total maturities of long-term debt	$502,350